Note 18 - Other Operating Income (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2017
Other Operating Expenses, Income from Collection of Previously Written off Accounts	$ 2,730,000	$ 1,610,000	$ 200,000
Other Operating Expenses, Income	$ 2,727,114	1,610,000	1,298,318
Other Operating Expense (Income) From Settlement of Acccounts With Charterers		350,000
M/V Manolis P [Member]
Other Operating Expenses, Income			1,000,000
M/V Akinada Bridge [Member]
Other Operating Income Related to Unrepaired Damage Claim		$ 1,960,000
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Settled Litigation [Member] | Alterwall Business Inc. [Member]
Payments for Legal Settlements			60,000.00
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Gain (Loss) Related to Litigation Settlement, Total			$ 100,000
Estimated Litigation Liability				$ 150,000